Supplemental cash flows	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flows [Abstract]
Supplemental cash flows
17.	Supplemental cash flows

The Company incurred non-cash financing and investing activities as follows:

	December 31,	December 31,
	2023	2022
	$	$
Non-cash financing activities:
Share issue costs on finders’ warrants issued	1,415,057	-
Deferred financing costs remaining in accounts payable and accrued liabilities	-	1,513,220
	1,415,057	1,513,220
Non-cash investing activities:
Mineral property costs included in accounts payable and accrued liabilities	327,607	27,040
Property, plant, and equipment additions included in accounts payable and accrued liabilities	187,834	20,090
Reclamation Settlements remaining in Accounts Payable	9,651	-
Convertible promissory note issued for asset acquisition (Note 10)	60,000,000	-
Marketable securities received on divestitures	9,815,100	3,051,564
	70,340,192	3,098,694

There were no amounts paid for income taxes during the years ended December 31, 2023, and December 31, 2022.